Qualifying Transaction (Details 1) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 15, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Liabilities settled in cash as part of the Qualifying Transaction	$ 31,575,366
Cash	11,732,645
Liabilities settled in shares as part of the Qualifying Transaction	4,264,597
Common shares	529,289,545					$ 1,468,474
Common shares to be issued	17,157,567
Consideration payable	6,120					1,459,402
Contingent consideration		$ (3,558)	$ (38,178,321)	$ (642,153)	$ (220,997,087)	229,819,070	$ 0
Replacement options	3,489,501
Total Consideration Transferred	832,606,818
Trading Price Consideration [Member]
Contingent consideration	232,719,246
Equity [Member]
Contingent consideration	2,372,231
Left Coast Ventures Inc [Member]
Liabilities settled in cash as part of the Qualifying Transaction	15,400,000
Cash	177,970
Common shares	57,529,825
Common shares to be issued	5,897,750
Consideration payable	5,120
Total Consideration Transferred	120,651,941
Left Coast Ventures Inc [Member] | Trading Price Consideration [Member]
Contingent consideration	41,641,276					41,641,276
S I S U Extraction L L C [Member]
Liabilities settled in cash as part of the Qualifying Transaction	3,560,593
Cash	11,089,535
Liabilities settled in shares as part of the Qualifying Transaction	4,264,597
Common shares	63,581,153
Common shares to be issued	9,692,268
Total Consideration Transferred	92,188,146
Caliva And OG Enterprises Branding, Inc. [Member]
Liabilities settled in cash as part of the Qualifying Transaction	12,614,773
Cash	465,140
Common shares	408,178,567
Common shares to be issued	1,567,549
Consideration payable	1,000
Replacement options	3,489,501					3,489,501
Total Considerations Transferred	619,766,731
Caliva And OG Enterprises Branding, Inc. [Member] | Trading Price Consideration [Member]
Contingent consideration	191,077,970
Caliva And OG Enterprises Branding, Inc. [Member] | Equity [Member]
Contingent consideration	2,372,231
Other [Member]
Consideration payable						$ 1,459,402
Contingent consideration	$ 0